Summary of Significant Accounting Policies (Details 2) - Premium debt conversion derivatives [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Schedule of Premium debt conversion derivative [Abstract]
Balance as of beginning of period	$ 462,174	$ 137,650
Value assigned to the underlying derivatives in connection with convertible promissory and short-term notes	218,052	342,486
Change in fair value of premium debt conversion derivatives	(371,831)	(17,962)
Balance as of end of period	$ 308,395	$ 462,174